Supplement dated February 27, 2015 to the PNC Funds

Statement of Additional Information dated September 29, 2014

PNC Tax Exempt Money Market Fund

Effective February 27, 2015, Class T Shares of PNC Tax Exempt Money Market Fund have been re-named as Advisor Class Shares.

All references in the SAI to Class T Shares of the PNC Tax Exempt Money Market Fund are hereby modified accordingly. The re-designation of these shares does not affect any substantive rights or privileges associated with them.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-SAI-0215